U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

Franklin Real Estate Securities Trust
777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777

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2. Name of each series or class of funds for which this notice is filed:

Franklin Real Estate Securities Fund - Class I
Franklin Real Estate Securities Fund - Class II
Franklin Real Estate Securities Fund - Advisor Class

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3. Investment Company Act File Number: 811-8034

   Securities Act File Number: 33-69048

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4. Last day of fiscal year for which this notice is filed: 4/30/97


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): n/a

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-



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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-



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9. Number and aggregate sale price of securities sold during the fiscal year:

   13,745,007 shares ($205,760,180)


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    13,745,007 shares ($205,760,180)
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable

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12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2 (from
         Item 10):                                         $205,760,180

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                   + n/a

    (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if
         applicable):                                      -$46,675,215

    (iv) Aggregate price of shares redeemed or
         repurchased and previously applied as a
         reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                       + n/a

    (v)  Net aggregate price of securities sold and
         issued during the fiscal year in reliance
         on rule 24f-2 [line (i), plus line (ii),
         less line (iii), plus line (iv)]
         (if applicable):                                  $159,084,965

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
         (see Instruction C.6):
                                                           x 1/3300

    (vii)Fee due [line (i) or line (v) multiplied by
         line (vii)]:                                      $48,208


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     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [x]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 6/25/97

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By  /s/ Larry Greene
             Assistant Secretary

     Date    6/26/97


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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000


Direct Dial:
(215) 564-8101



                                  June 23, 1997


Franklin Real Estate Securities Trust
777 Mariners Island Boulevard
San Mateo, CA  94404

Gentlemen:

You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Real Estate Securities Trust (the "Fund") during its fiscal year ended April 30, 1997, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 13,745,007 shares were sold by the Fund during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the 13,745,007 shares of beneficial interest of the Fund sold and issued by the Fund during its fiscal year ended April 30, 1997, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP


/s/  Audrey C. Talley